Convertible Notes Liabilities - Schedule of Fair Value of Convertible Notes Liabilities (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule of Fair Value of Convertible Notes Liabilities [Abstract]
At beginning of the year
Addition	11,490,233
Interest expenses incurred	483,000
Exercised	(10,015,013)
Fair value change	972,061
At end of the year	$ 2,930,281